Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Invested Based On:
Year	Summary Compensation Table Total for PEO (Jack Springer ) ($) (1)(2)	Compensation Actually Paid to PEO (Jack Springer) ($) (1)(3)	Summary Compensation Table Total for PEO (Michael Hooks) ($) (1)(2)	Compensation Actually Paid to PEO (Michael Hooks) ($) (1)(3)	Summary Compensation Table Total for PEO (Steven Menneto) ($) (1)(2)	Compensation Actually Paid to PEO (Steven Menneto) ($) (1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (5)	Total Shareholder Return ($) (6)	Dow Jones Recreational Products Index Total Shareholder Return ($) (7)	Net Income ($) ($M))(8)	Adjusted EBITDA ($) ($M) (9)

2026	—	—	—	—	3,545,820	3,011,277	569,715	320,896	37.4	43.4	1.7	73.9
2025	—	—	67,742	67,742	4,206,701	3,715,353	1,523,561	-1,000,830	42.7	55.1	15.2	74.8
2024	2,923,537	(3,046,395)	490,679	708,011	—	—	2,496,279	1,544,238	47.8	68.3	-56.4	82.2
2023	4,535,792	5,847,922	—	—	—	—	1,128,644	591,110	80.0	85.7	107.9	284.0
2022	4,838,018	2,059,911	—	—	—	—	1,683,805	557,849	71.9	72.3	163.4	246.5

Company Selected Measure Name	djusted EBITDA
Named Executive Officers, Footnote	This figure represents the average of the total compensation reported for our non-PEO NEOs in each applicable year, as shown in our Summary Compensation Table for such year. Mr. Black served as a NEO in 2023 and 2024 in his role as interim Chief Financial Officer, and again in 2026 following his appointment as Chief Financial Officer. He was not a NEO in 2025, as he held a non-executive role during that year. The names of the non-PEO NEOs in each year are listed in the table below.

2026	2025	2024	2023	2022
Bruce Beckman	Ritchie Anderson	Ritchie Anderson	Ritchie Anderson	Ritchie Anderson
David Black	Bruce Beckman	Wayne Wilson	Wayne Wilson	Wayne Wilson
		David Black	David Black

Peer Group Issuers, Footnote	The peer group used is the Dow Jones U.S. Recreational Products Index, as used in the Company's performance graph found in the Company’s Annual Report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the start of the first fiscal year reported in the table (June 30, 2021) assuming all dividends paid from the start of the measurement period through end of the measurement period (June 30, 2026) are reinvested.
Adjustment To PEO Compensation, Footnote

Steven Menneto	2026
Summary Compensation Table Total	$3,545,820
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,610,914)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,282,892
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(264,985)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	58,464
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$3,011,277
*The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
**Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation “and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

Non-PEO NEO Average Total Compensation Amount	$ 569,715	$ 1,523,561	$ 2,496,279	$ 1,128,644	$ 1,683,805
Non-PEO NEO Average Compensation Actually Paid Amount	$ 320,896	(1,000,830)	1,544,238	591,110	557,849
Adjustment to Non-PEO NEO Compensation Footnote

2026
Summary Compensation Table Total	$569,715
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(149,988)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	139,838
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(19,769)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	16,114
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(21,214)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(213,800)
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$320,896
*Note that the fair value assumptions shown with respect to footnote 3 apply to the figures in this table as well.
**Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation “ and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Versus TSR
Tabular List, Table

Tabular List
Adjusted EBITDA
Relative Total Shareholder Return
Net Income

Total Shareholder Return Amount	$ 37.4	42.7	47.8	80.0	71.9
Peer Group Total Shareholder Return Amount	43.4	55.1	68.3	85.7	72.3
Net Income (Loss)	$ 1,700,000	$ 15,200,000	$ (56,400,000)	$ 107,900,000	$ 163,400,000
Company Selected Measure Amount	73,900,000	74,800,000	82,200,000	284,000,000.0	246,500,000
Additional 402(v) Disclosure	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the start of the first fiscal year reported in the table (June 30, 2021) assuming all dividends paid from the start of the measurement period through end of the measurement period (June 30, 2026) are reinvested.The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	In the Company's assessment adjusted EBITDA is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2026 to link compensation actually paid to performance. The Company defines adjusted EBITDA as net income (loss) before interest expense, income taxes, depreciation, amortization, goodwill and other intangible asset impairment expense, and non-cash, non-operating expenses or other expenses that we do not believe are indicative of our ongoing expenses, including abandonment of construction in process, litigation settlements, acquisition and integration related expenses, adjustment to earnout liability, certain professional fees, non-cash compensation expense and adjustments to our tax receivable agreement liability.
Jack D. Springer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 2,923,537	$ 4,535,792	$ 4,838,018
PEO Actually Paid Compensation Amount	0	0	(3,046,395)	5,847,922	2,059,911
Michael K. Hooks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	67,742	490,679	0	0
PEO Actually Paid Compensation Amount	0	67,742	708,011	0	0
Steven D. Menneto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,545,820	4,206,701	0	0	0
PEO Actually Paid Compensation Amount	$ 3,011,277	$ 3,715,353	$ 0	$ 0	$ 0
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Steven D. Menneto [Member] | Equity Awards, Grant Date Fair Value Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,610,914)
PEO | Steven D. Menneto [Member] | Equity Awards, Fair Value Of Outstanding And Unvested Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,282,892
PEO | Steven D. Menneto [Member] | Equity Awards, Change In Fair Value Of Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,985)
PEO | Steven D. Menneto [Member] | Equity Awards, Fair Value At Vesting Of Awards Granted And Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven D. Menneto [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,464
PEO | Steven D. Menneto [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Steven D. Menneto [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards, Grant Date Fair Value Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,988)
Non-PEO NEO | Equity Awards, Fair Value Of Outstanding And Unvested Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,838
Non-PEO NEO | Equity Awards, Change In Fair Value Of Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,769)
Non-PEO NEO | Equity Awards, Fair Value At Vesting Of Awards Granted And Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,114
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,214)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,800)
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0